Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Value Fund))	0 Months Ended
Feb. 28, 2013
S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
5 Years	0.59%
10 Years	7.38%
Class A
Average Annual Return:
1 Year	6.98%
5 Years	(1.85%)
10 Years	6.16%
Inception Date	Sep. 16, 1985
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.47%
5 Years	(2.05%)
10 Years	5.65%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	4.53%
5 Years	(1.60%)
10 Years	5.27%
Class B
Average Annual Return:
1 Year	7.50%
5 Years	(1.92%)
10 Years	6.24%
Inception Date	Oct. 02, 1995
Class C
Average Annual Return:
1 Year	11.67%
5 Years	(1.43%)
10 Years	5.97%
Inception Date	May 01, 1996
Class N
Average Annual Return:
1 Year	12.24%
5 Years	(0.95%)
10 Years	6.47%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	13.97%
5 Years	(0.28%)
10 Years	7.24%
Inception Date	Dec. 16, 1996